UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/05
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
November 21, 2005

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 85
Form 13F Information Table Value Total: 3,279,209
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
Allstate Insurance Grp.        COM              020002101   125471 2269332.842SH     SOLE                        2269332.842
Altria Group Inc               COM              02209S103    95550 1296293.468SH     SOLE                        1296293.468
American International Group   COM              026874107   105077 1695885.000SH     SOLE                        1695885.000
American Woodmark Corp         COM              030506109    21369 635974.654SH      SOLE                        635974.654
Anadarko Petroleum Corp.       COM              032511107    98005 1023550.000SH     SOLE                        1023550.000
Beazer Homes Inc.              COM              07556Q105    53400 910176.380SH      SOLE                        910176.380
Black & Decker Corp            COM              091797100    66817 813942.776SH      SOLE                        813942.776
CHAPARRAL STL CO DEL COM       COM              159423102     5843 231700.000SH      SOLE                        231700.000
Calpine Corp.                  COM              131347106     9016 3481187.000SH     SOLE                        3481187.000
Capital One Financial Corp.    COM              14040H105   122105 1535520.735SH     SOLE                        1535520.735
Cemex S A Ssponsor ADR New Rep COM              151290889   136992 2619349.370SH     SOLE                        2619349.370
Cendant                        COM              151313103    53156 2575376.756SH     SOLE                        2575376.756
Centex Corp                    COM              152312104   129893 2011355.222SH     SOLE                        2011355.222
Citigroup Inc.                 COM              172967101   104214 2289408.275SH     SOLE                        2289408.275
ConocoPhillips                 COM              20825C104   101983 1458778.840SH     SOLE                        1458778.840
Countrywide Financial Corp.    COM              222372104   113392 3438219.295SH     SOLE                        3438219.295
DEVON ENERGY CORP NEW COM      COM              25179M103    95659 1393637.564SH     SOLE                        1393637.564
Dell Inc.                      COM              24702R101      251 7326.000 SH       SOLE                          7326.000
Dynamic Oil & Gas Inc.         COM              267906105      895 306500.000SH      SOLE                        306500.000
Dynegy Inc.                    COM              26816Q101     2449 520000.000SH      SOLE                        520000.000
EResearch                      COM              29481V108    16845 1187095.000SH     SOLE                        1187095.000
Eagle Materials Inc Cl B       COM              26969P207    12662 109438.845SH      SOLE                        109438.845
El Paso Corporation            COM              28336l109    11165 803234.000SH      SOLE                        803234.000
Exelon Corp.                   COM              30161N101    11222 209995.000SH      SOLE                        209995.000
Exxon Mobil Corp.              COM              30231G102      430 6775.000 SH       SOLE                          6775.000
Fannie Mae                     COM              313586109    86629 1932818.098SH     SOLE                        1932818.098
Fidelity National Financial    COM              316326107    87060 1955516.083SH     SOLE                        1955516.083
GAMCO INVESTORS INC-A          COM              361438104     5725 124860.000SH      SOLE                        124860.000
General Electric               COM              369604103     1453 43155.000SH       SOLE                         43155.000
Graco Inc.                     COM              384109104     7519 219336.000SH      SOLE                        219336.000
Harley Davidson Inc.           COM              412822108    20558 424396.000SH      SOLE                        424396.000
Houston Exploration            COM              442120101    52289 777530.000SH      SOLE                        777530.000
Intel Corp                     COM              458140100      714 28966.836SH       SOLE                         28966.836
International Business Machine COM              459200101    12124 151128.379SH      SOLE                        151128.379
Johnson & Johnson              COM              478160104    91048 1438809.870SH     SOLE                        1438809.870
LEAP WIRELESS INTL INC         COM              521863308     7040 200000.000SH      SOLE                        200000.000
LENNAR CORP CL A               COM              526057104     2282 38185.000SH       SOLE                         38185.000
Lamson & Sessions              COM              513696104     4360 238000.000SH      SOLE                        238000.000
Loews Corp.                    COM              540424108      213 2300.000 SH       SOLE                          2300.000
MARSHALL EDWARDS INC COM       COM              572322303      450 77397.000SH       SOLE                         77397.000
MAVERICK TUBE CORP             COM              577914104    26567 885570.000SH      SOLE                        885570.000
Masco Corp                     COM              574599106    37784 1231555.386SH     SOLE                        1231555.386
Mastec Inc.                    COM              576323109     8361 767030.000SH      SOLE                        767030.000
Meritage Corp.                 COM              59001A102    83541 1089760.000SH     SOLE                        1089760.000
Merrill Lynch                  COM              590188108    88832 1447948.542SH     SOLE                        1447948.542
Metris Companies               COM              591598107     1902 130000.000SH      SOLE                        130000.000
Microsoft Corp                 COM              594918104      236 9162.000 SH       SOLE                          9162.000
Mohawk Industries, Inc.        COM              608190104    40116 499888.000SH      SOLE                        499888.000
Monaco Coach                   COM              60886R103      635 43050.000SH       SOLE                         43050.000
Morgan Stanley                 COM              617446448    14578 270263.000SH      SOLE                        270263.000
NOVAGOLD RES INC COM NEW       COM              66987E206     2280 284700.000SH      SOLE                        284700.000
NVR Inc.                       COM              62944T105   117079 132300.000SH      SOLE                        132300.000
Nabors Industries LTD New (Ber COM              G6359F103   108914 1516270.000SH     SOLE                        1516270.000
National RV Holdings           COM              637277104     2477 471833.000SH      SOLE                        471833.000
Novogen LTD                    COM              67010F103     4619 251710.000SH      SOLE                        251710.000
OCA INC                        COM              67083Q101     1411 940810.000SH      SOLE                        940810.000
PHH CORP                       COM              693320202     2823 102819.000SH      SOLE                        102819.000
PPL CORP COM                   COM              69351T106    19398 600000.000SH      SOLE                        600000.000
Patterson Energy Inc.          COM              703481101   106419 2949537.180SH     SOLE                        2949537.180
Pfizer Inc                     COM              717081103    75888 3039176.000SH     SOLE                        3039176.000
Polaris Industries, Inc.       COM              731068102    27759 560220.000SH      SOLE                        560220.000
Procter & Gamble Co            COM              742718109      258 4344.146 SH       SOLE                          4344.146
Pulte Homes, Inc.              COM              745867101    27848 648840.000SH      SOLE                        648840.000
R G Barry Corp                 COM              068798107     1949 322200.000SH      SOLE                        322200.000
Rush Enterprises CLA           COM              781846209     3463 226605.000SH      SOLE                        226605.000
Rush Enterprises CLB           COM              781846308     4248 283005.000SH      SOLE                        283005.000
SANOFI-AVENTIS-ADR             COM              80105N105    19438 467828.000SH      SOLE                        467828.000
SPRINT NEXTEL CORP             COM              852061100    23539 989878.000SH      SOLE                        989878.000
Stanley Furniture Inc New      COM              854305208    22211 848055.000SH      SOLE                        848055.000
Telefonos De Mexico            COM              879403780    68024 3198110.000SH     SOLE                        3198110.000
Terex Corp Del                 COM              880779103    17752 359140.000SH      SOLE                        359140.000
Texas Industries Inc.          COM              882491103    12664 232795.000SH      SOLE                        232795.000
Thor Industries Inc.           COM              885160101    54685 1608395.000SH     SOLE                        1608395.000
Toll Brothers Inc.             COM              889478103    79462 1778870.000SH     SOLE                        1778870.000
Tyco International LTD         COM              902124106    37684 1353105.000SH     SOLE                        1353105.000
U S Bancorp Del New            COM              902973304      507 18070.000SH       SOLE                         18070.000
UTStarcom, Inc.                COM              918076100     7591 929144.000SH      SOLE                        929144.000
United Technologies Corp.      COM              913017109      292 5640.000 SH       SOLE                          5640.000
UnitedHealth Group Inc.        COM              91324P102   108852 1936865.122SH     SOLE                        1936865.122
Washington Mutual Inc.         COM              939322103    42689 1088447.000SH     SOLE                        1088447.000
Whirlpool Corp                 COM              963320106    45117 595445.000SH      SOLE                        595445.000
Winnebago Inds. Inc.           COM              974637100    31813 1098119.195SH     SOLE                        1098119.195
Wyeth                          COM              983024100      233 5025.000 SH       SOLE                          5025.000
YUM BRANDS INC COM             COM              988498101    23586 487220.000SH      SOLE                        487220.000
Muhlenkamp Fund                                 962096103      361 4251.333 SH       SOLE                          4251.333